Foreign currency translation reserve and other reserves	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Foreign currency translation reserve and other reserves

20. Foreign currency translation reserve and other reserves

The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	47,261	₹	54,500
Translation difference related to foreign operations, net		7,294		46,377
Transfer of shares pertaining to Non-controlling interests of subsidiary		(14)		-
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income		(41)		-
Others		-		(5)
Balance at the end of the year	₹	54,500	₹	100,872

The movement in other reserves is summarized below:

	Other Reserves
Particulars	Remeasurements of the defined benefit plans		Investment in debt instruments measured at fair value through OCI		Investment in equity instruments measured at fair value through OCI		Capital Redemption Reserve		Gross obligation to non-controlling interests under put options
As at April 1, 2023	₹	(548)	₹	(119)	₹	10,793	₹	1,122	₹	-
Addition through Business combination (Refer to Note 7)		-		-		-		-		(4,238)
Other comprehensive income		262		1,516		(473)		-		-
Buyback of equity shares (Refer to Note 22)		-		-		-		539		-
As at March 31, 2024	₹	(286)	₹	1,397	₹	10,320	₹	1,661	₹	(4,238)

As at April 1, 2024	₹	(286)	₹	1,397	₹	10,320	₹	1,661	₹	(4,238)
Other comprehensive income		289		963		(3,476)		-		-
Bonus issue of equity shares (Refer to Note 22)		-		-		-		(1,661)		-
Transfer of shares pertaining to Non-controlling interests of subsidiary		(8)		-		-		-		-
Transfer to Retained earnings (1)		(130)		-		(5,624)		-		-
As at March 31, 2025	₹	(135)	₹	2,360	₹	1,220	₹	-	₹	(4,238)

As at April 1, 2025	₹	(135)	₹	2,360	₹	1,220	₹	-	₹	(4,238)
Other comprehensive income		152		(2,094)		(1,448)		-		-
As at March 31, 2026	₹	17	₹	266	₹	(228)	₹	-	₹	(4,238)

(1)
Towards transfer of cumulative realized (gain)/loss on disposal of investments in equity instruments designated as FVTOCI and towards transfer of cumulative (gain)/loss on remeasurement of defined benefit plans to retained earnings.